The Hartford World Bond Fund Investment Objectives and Goals - The Hartford World Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	The Hartford World Bond Fund Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks capital appreciation
Objective, Secondary [Text Block]	with income as a secondary goal.